Initial Public Offering (Details) - USD ($)		1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Jun. 21, 2022	Jun. 21, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Mar. 21, 2023
Initial Public Offering [Line Items]
Generating gross proceeds			$ 97,750,000		$ 97,750,000
Initial business combination year					5 years
Price per share				$ 10	$ 0.25	$ 0.1
IPO [Member]
Initial Public Offering [Line Items]
Public shares sold	9,775,000			9,775,000	99,216,250
Share issued price per share	$ 10	$ 10
Generating gross proceeds	$ 97,750,000
Initial business combination year				5 years
Shares issued for initial public offering		9,775,000
Price per share	$ 10	$ 10			$ 10
Gross proceeds		$ 97,750,000
Public shares					9,775,000
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Share issued price per share	$ 11.5	$ 11.5
Price per share						$ 0.1
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering [Line Items]
Share issued price per share				$ 10
Price per share					$ 10